UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22222

               ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM  1. SCHEDULE OF INVESTMENTS


ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.

(FORMERLY ROBECO-SAGE TRITON MASTER FUND, L.L.C.)

Quarterly Report (unaudited)

December 31, 2009

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
                (formerly Robeco-Sage Triton Master Fund, L.L.C.)

                       Schedule of Investments (unaudited)

                                December 31, 2009

                                                                                                %* OF
                                                                                                MEMBERS'
PORTFOLIO FUND                                                  COST              VALUE         CAPITAL         LIQUIDITY**
------------------------------------------------------     -------------    ---------------    ----------      ------------
LONG/SHORT EQUITY:
Artha Emerging Markets Fund, Ltd.                          $   1,000,000    $     1,036,953          0.95%         Quarterly
Avesta Fund, Ltd.                                              3,500,000          3,810,279          3.48%          Monthly
Cobalt Offshore Fund                                           4,000,000          4,524,623          4.13%         Quarterly
Criterion Capital Partners, Ltd.                               2,503,714          3,027,452          2.77%          Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.              3,070,175          3,162,116          2.88%          Monthly
Highline Capital International, Ltd.                           3,700,969          4,169,481          3.81%         Quarterly
Ivory Offshore Flagship Fund, Ltd.                             3,069,988          3,751,024          3.43%         Quarterly
Pennant Windward Offshore Fund                                 4,250,000          4,624,972          4.22%         Quarterly
PFM Diversified Offshore Fund, Ltd.                            4,400,000          5,013,564          4.58%         Quarterly
                                                           -------------    ---------------        ------
   TOTAL LONG/SHORT EQUITY                                    29,494,846         33,120,464         30.25%
                                                           -------------    ---------------        ------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                    1,828,459          2,157,438          1.97%          Monthly
Elliott International, Ltd.                                    3,500,000          5,583,127          5.10%         Quarterly
Eton Park Overseas Fund, Ltd.                                  3,458,187          4,338,541          3.96%          Annually
Fir Tree International Value Fund II, Ltd.                     2,242,835          2,668,158          2.44%         Quarterly
Magnetar Capital Fund, Ltd.                                    1,587,128          1,386,086          1.27%       Semi-Annually***
Montrica Global Opportunities Fund                             1,879,465          1,585,028          1.45%          Annually
Octavian Global Fund, Ltd.                                       834,467            532,098          0.49%            ++
Owl Creek Overseas Fund, Ltd.                                  2,600,000          2,870,152          2.62%         Quarterly
Perry Partners International, Inc.                             1,063,106          1,156,589          1.05%          Annually
Taconic Opportunity Offshore Fund, Ltd.                        3,169,833          3,287,349          3.00%         Quarterly
                                                           -------------    ---------------        ------
   TOTAL EVENT DRIVEN                                         22,163,480         25,564,566         23.35%
                                                           -------------    ---------------        ------
MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited         2,077,961          2,310,611          2.11%          Monthly
Brevan Howard Fund Limited                                     2,600,000          3,209,754          2.93%          Monthly
QFS Global Macro Hedge Fund, Ltd.                              1,637,772          1,877,419          1.72%          Monthly
WCG Offshore Fund, Ltd.                                        2,500,000          2,663,462          2.43%         Quarterly
Wexford Offshore Spectrum Fund                                    88,996             94,981          0.09%            ++
Woodbine Capital Fund, Ltd.                                    2,250,000          2,519,054          2.30%         Quarterly
                                                           -------------    ---------------        ------
   TOTAL MACRO                                                11,154,729         12,675,281         11.58%
                                                           -------------    ---------------        ------

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
                (formerly Robeco-Sage Triton Master Fund, L.L.C.)

                 Schedule of Investments (unaudited) (continued)

                                December 31, 2009

                                                                                                     %* OF
                                                                                                    MEMBERS'
PORTFOLIO FUND                                                         COST          VALUE          CAPITAL      LIQUIDITY**
--------------------------------------------------------------     -----------   ------------      ---------   --------------
DISTRESSED:
Anchorage Capital Partners Offshore, Ltd.                          $ 3,000,000   $  3,925,461           3.59%    Annually
Greywolf Capital Overseas Fund                                          66,602         62,430           0.06%      ++
Credit Distressed Blue Line Offshore Fund, Ltd.                      2,000,000      2,076,200           1.89%   Quarterly
Matlin Patterson Distressed Opportunities Fund, Ltd.                   612,228        807,769           0.74%  Semi-Annually
Redwood Offshore Fund, Ltd.                                          2,660,000      3,793,715           3.46%   Bi-Annually
York Credit Opportunities Unit Trust                                 1,500,000      1,673,479           1.53%    Annually
                                                                   -----------   ------------          -----
   TOTAL DISTRESSED                                                  9,838,830     12,339,054          11.27%
                                                                   -----------   ------------          -----
FUNDAMENTAL MARKET NEUTRAL:
Level Global, Ltd.                                                   4,650,000      4,537,438           4.14%   Quarterly
O'Connor Global Fundamental Market Neutral Long/Short Limited        3,571,711      4,908,208           4.48%    Monthly
                                                                   -----------   ------------          -----
   TOTAL FUNDAMENTAL MARKET NEUTRAL                                  8,221,711      9,445,646           8.62%
                                                                   -----------   ------------          -----
STRUCTURED CREDIT:
Cerberus International, Ltd.                                         3,831,499      3,099,119           2.83% Quarterly***
Dune Capital International, Ltd.                                       233,875        164,681           0.15%      +
Fortress Value Recovery Fund I Ltd.                                    215,112         67,306           0.06%      ++
Petra Offshore Fund L.P.(1)                                          1,950,000             --           0.00% Quarterly***
Sorin Offshore Fund, Ltd.                                              723,059        469,925           0.43%      +
                                                                   -----------   ------------          -----
   TOTAL STRUCTURED CREDIT                                           6,953,545      3,801,031           3.47%
                                                                   -----------   ------------          -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund                      252,255        185,459           0.17%      ++
Citadel Kensington Global Strategies Fund, Ltd.                      2,130,992      2,255,835           2.06%   Bi-Annually
Sandleman Partners Multi-Strategy Fund, Ltd.                           351,095        184,557           0.17%      +
                                                                   -----------   ------------          -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                               2,734,342      2,625,851           2.40%
                                                                   -----------   ------------          -----

FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, Ltd.                                   268,574        175,578           0.16%       +
                                                                   -----------   ------------          -----
CREDIT:
Latigo Offshore Ltd.                                                    56,926         57,232           0.05%       +
                                                                   -----------   ------------          -----
   TOTAL PORTFOLIO FUNDS                                            90,886,983     99,804,703          91.15%
                                                                   -----------   ------------          -----

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
                (formerly Robeco-Sage Triton Master Fund, L.L.C.)

                 Schedule of Investments (unaudited) (continued)

                                December 31, 2009

                                                                                    %* OF
                                                                                   MEMBERS'
PORTFOLIO FUND                                                       COST           VALUE         CAPITAL      LIQUIDITY**
--------------------------------------------------------         ------------   --------------   --------     -------------
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Class A, 0.01%(2)          $    584,589   $      584,589       0.54%        Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.03%(2)                                           955,596          955,596       0.87%        Daily
                                                                 ------------   --------------     ------
     TOTAL CASH & CASH EQUIVALENTS                                  1,540,185        1,540,185       1.41%
                                                                 ------------   --------------     ------
     TOTAL INVESTMENTS                                           $ 92,427,168   $  101,344,888      92.56%
                                                                 ============   ==============     ======

* Percentages are based on Members' Capital at the end of period of $109,496,292.

**    Liquidity terms shown apply after lock-up provisions.

***   Portfolio Fund restricted redemptions on December 31, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)   The rate shown is the 7-day effective yield as of December 31, 2009.

At December 31, 2009, the aggregate cost of investments for tax purposes was $92,427,168. Net unrealized appreciation on investments for tax purposes was $8,917,720 consisting of $13,311,146 gross unrealized appreciation and $(4,393,426) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.15% Members' Capital, have been fair valued.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009.

                                             LEVEL 1       LEVEL 2      LEVEL 3            TOTAL
                                           -----------    --------   -------------    ---------------
Investments in Portfolio Funds             $        --    $     --   $  99,804,703    $     9,804,703
Investments in Cash & Cash Equivalents       1,540,185          --              --          1,540,185
                                           -----------    --------   -------------    ---------------
TOTAL                                      $ 1,540,185    $     --   $  99,804,703    $   101,344,888
                                           ===========    ========   =============    ===============

               Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
                (formerly Robeco-Sage Triton Master Fund, L.L.C.)

                 Schedule of Investments (unaudited) (concluded)

                                December 31, 2009

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                  INVESTMENTS IN
                                                  PORTFOLIO FUNDS
                                                -------------------
BALANCE AS OF 3/31/09                              $  85,976,321
Realized gain/(loss)                                    (222,548)
Change in unrealized appreciation/(depreciation)      12,395,248
Net purchase/(sales)                                   1,655,682
Net transfers in/and or out of Level 3                        --
                                                   -------------
BALANCE AS OF 12/31/09                             $  99,804,703
                                                   =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM  2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.

By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 26, 2010

By (Signature and Title)*                /s/ Matthew J. Davis
                                         -----------------------------------
                                         Matthew J. Davis
                                         Chief Financial Officer

Date: February 26, 2010

* Print the name and title of each signing officer under his or her signature.